UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lone Pine Capital LLC
           --------------------------------
Address:   Two Greenwich Plaza
           --------------------------------
           Greenwich, Connecticut 06830
           --------------------------------


Form 13F File Number: 028-11152
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Mandel, Jr.
        ------------------------------------
Title:  Managing Director, Portfolio Manager
        ------------------------------------
Phone:  (203) 618-1400
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen F. Mandel, Jr.         Greenwich, Connecticut             5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $   12,575,414
                                         --------------
                                         (In Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
7 DAYS GROUP HLDGS LTD       ADR              81783J101   18,529    913,639 SH       SOLE                   913,639      0    0
ACCENTURE PLC IRELAND        SHS CLASS A      G1151C101  188,056  3,421,073 SH       SOLE                 3,421,073      0    0
ACCRETIVE HEALTH INC         COM              00438V103   42,633  1,535,778 SH       SOLE                 1,535,778      0    0
AMERIPRISE FINL INC          COM              03076C106  123,154  2,016,271 SH       SOLE                 2,016,271      0    0
AMPHENOL CORP NEW            CL A             032095101   42,217    776,198 SH       SOLE                   776,198      0    0
APPLE INC                    COM              037833100  542,022  1,555,263 SH       SOLE                 1,555,263      0    0
AUTODESK INC                 COM              052769106   87,605  1,986,061 SH       SOLE                 1,986,061      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   17,063    493,000 SH       SOLE                   493,000      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109   18,257  1,046,851 SH       SOLE                 1,046,851      0    0
CITIGROUP INC                COM              172967101  413,036 93,447,100 SH       SOLE                93,447,100      0    0
CITRIX SYS INC               COM              177376100  170,053  2,314,910 SH       SOLE                 2,314,910      0    0
COCA COLA CO                 COM              191216100  171,594  2,586,200 SH       SOLE                 2,586,200      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  517,226  6,354,123 SH       SOLE                 6,354,123      0    0
CROWN CASTLE INTL CORP       COM              228227104  514,279 12,086,465 SH       SOLE                12,086,465      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  327,545  7,894,563 SH       SOLE                 7,894,563      0    0
DAVITA INC                   COM              23918K108  176,797  2,067,565 SH       SOLE                 2,067,565      0    0
DOLLAR GEN CORP NEW          COM              256677105  494,924 15,787,041 SH       SOLE                15,787,041      0    0
EQUINIX INC                  COM NEW          29444U502  367,727  4,036,520 SH       SOLE                 4,036,520      0    0
ETFS PALLADIUM TR            SH BEN INT       26923A106  107,065  1,408,196 SH       SOLE                 1,408,196      0    0
ETFS PLATINUM TR             SH BEN INT       26922V101   85,041    483,848 SH       SOLE                   483,848      0    0
EXPRESS SCRIPTS INC          COM              302182100  541,803  9,742,901 SH       SOLE                 9,742,901      0    0
FAMILY DLR STORES INC        COM              307000109  289,094  5,633,166 SH       SOLE                 5,633,166      0    0
GOODRICH CORP                COM              382388106  373,273  4,364,238 SH       SOLE                 4,364,238      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107   31,809    803,860 SH       SOLE                   803,860      0    0
INFORMATICA CORP             COM              45666Q102  131,020  2,510,444 SH       SOLE                 2,510,444      0    0
INTERNATIONAL FLAVORS&FRAGRA COM              459506101  170,858  2,742,507 SH       SOLE                 2,742,507      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108   47,060  2,542,436 SH       SOLE                 2,542,436      0    0
JPMORGAN CHASE & CO          COM              46625H100  341,181  7,400,879 SH       SOLE                 7,400,879      0    0
LAUDER ESTEE COS INC         CL A             518439104  292,025  3,030,562 SH       SOLE                 3,030,562      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   97,737  1,259,494 SH       SOLE                 1,259,494      0    0
LINCARE HLDGS INC            COM              532791100  137,498  4,635,800 SH       SOLE                 4,635,800      0    0
MASTERCARD INC               CL A             57636Q104  174,402    692,841 SH       SOLE                   692,841      0    0
MEAD JOHNSON NUTRITION CO    COM              582839106  156,873  2,707,972 SH       SOLE                 2,707,972      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  174,257  3,102,858 SH       SOLE                 3,102,858      0    0
MONSANTO CO NEW              COM              61166W101  167,917  2,323,792 SH       SOLE                 2,323,792      0    0
NETAPP INC                   COM              64110D104  423,445  8,794,747 SH       SOLE                 8,794,747      0    0
NETEASE COM INC              SPONSORED ADR    64110W102  101,543  2,050,965 SH       SOLE                 2,050,965      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107  200,941  2,008,008 SH       SOLE                 2,008,008      0    0
NEWS CORP                    CL A             65248E104  168,360  9,576,768 SH       SOLE                 9,576,768      0    0
NIELSEN HOLDINGS N V         COM              N63218106  174,735  6,398,200 SH       SOLE                 6,398,200      0    0
O REILLY AUTOMOTIVE INC NEW  COM              67103H107  319,673  5,563,396 SH       SOLE                 5,563,396      0    0
PLUM CREEK TIMBER CO INC     COM              729251108   21,805    500,000 SH  PUT  SOLE                   500,000      0    0
POLO RALPH LAUREN CORP       CL A             731572103  443,002  3,582,711 SH       SOLE                 3,582,711      0    0
PRICELINE COM INC            COM NEW          741503403  181,395    358,177 SH       SOLE                   358,177      0    0
QUALCOMM INC                 COM              747525103  345,597  6,303,063 SH       SOLE                 6,303,063      0    0
ROYAL CARIBBEAN CRUISES LTD  COM              V7780T103  159,846  3,874,112 SH       SOLE                 3,874,112      0    0
SCHLUMBERGER LTD             COM              806857108  360,969  3,870,564 SH       SOLE                 3,870,564      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM         811065101  164,749  3,289,069 SH       SOLE                 3,289,069      0    0
SEARS HLDGS CORP             COM              812350106  227,635  2,754,200 SH  PUT  SOLE                 2,754,200      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  128,412  3,697,437 SH       SOLE                 3,697,437      0    0
SOLARWINDS INC               COM              83416B109   47,270  2,014,906 SH       SOLE                 2,014,906      0    0
TOWERS WATSON & CO           CL A             891894107  112,454  2,027,651 SH       SOLE                 2,027,651      0    0
TRANSDIGM GROUP INC          COM              893641100  242,083  2,887,779 SH       SOLE                 2,887,779      0    0
US BANCORP DEL               COM NEW          902973304  172,887  6,541,298 SH       SOLE                 6,541,298      0    0
VANCEINFO TECHNOLOGIES INC   ADR              921564100  131,697  4,192,821 SH       SOLE                 4,192,821      0    0
VIASAT INC                   COM              92552V100   23,124    580,411 SH       SOLE                   580,411      0    0
WABCO HLDGS INC              COM              92927K102   79,978  1,297,495 SH       SOLE                 1,297,495      0    0
WEYERHAEUSER CO              COM              962166104   41,820  1,700,000 SH  PUT  SOLE                 1,700,000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108  214,104  6,730,703 SH       SOLE                 6,730,703      0    0
YUM BRANDS INC               COM              988498101  536,260 10,437,142 SH       SOLE                10,437,142      0    0
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